INVESTORS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                December 31, 2001
                                    (Audited)



This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.

_______________________________________________________________


Investors Life Insurance
Company of North America
Administrative Offices: Austin, TX



EP-21917U

                       Report of Independent Accountants

To the Contract Owners of Investors Life Insurance Company of North America Separate Account I and the Board of Directors of Investors Life Insurance Company of North America.

In our opinion, the accompanying combined statement of net assets and the related individual statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Dallas, Texas
February 15, 2002

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                               DECEMBER 31, 2001
                                   (Audited)

ASSETS

Investments at Market Value (Notes 1 and 2):
Portfolios of Putnam Capital Manager Trust:


Putnam Variable Trust Money Market

 1,108,923  qualified shares                (Cost  $ 1,108,923)    $  1,108,923
 1,566,479  non-qualified shares            (Cost  $ 1,566,479)       1,566,479

Putnam Variable Trust Income (formerly U.S. Government and High Quality Bond)

 132,160    qualified shares                (Cost  $ 1,906,318)       1,671,827
 381,451    non-qualified shares            (Cost  $ 5,128,863)       4,825,350

Putnam Variable Trust Growth and Income II

 509,403    qualified shares                (Cost  $13,207,937)      12,001,540
  93,604    shares owned by Investors Life  (Cost  $ 2,426,980)       2,205,302
 238,086    non-qualified shares            (Cost  $ 5,879,493)       5,609,305
  93,924    shares owned by Investors Life  (Cost  $ 2,319,433)       2,212,844

Putnam Variable Trust Voyager

  19,101    qualified shares                (Cost  $   653,398)         548,585
  66,339    shares owned by Investors Life  (Cost  $ 2,269,265)       1,905,245
  24,830    non-qualified shares            (Cost  $   868,350)         713,113
  66,258    shares owned by Investors Life  (Cost  $ 2,317,176)       1,902,923

Total Assets                                                       $ 36,271,436

NET ASSETS

Net Assets (Notes 3 and 6):

Putnam Variable Trust Money Market
  444,922  qualified accumulation units
                        outstanding       ($ 2.4923990 per unit)   $  1,108,923
  633,142  non-qualified accumulation units
                        outstanding       ($ 2.4741350 per unit)      1,566,479

Putnam Variable Trust Income (formerly U.S. Government and High Quality Bond)
  418,101  qualified accumulation units
                        outstanding       ($ 3.9986200 per unit)      1,671,827
1,220,712  non-qualified accumulation units
                        outstanding       ($ 3.9528980 per unit)      4,825,350

Putnam Variable Trust Growth and Income II
1,390,339  qualified accumulation units
                         outstanding      ($ 8.6320960 per unit)     12,001,540
  255,477  Investors Life equity          ($ 8.6320960 per unit)      2,205,302
  756,496  non-qualified accumulation units
                         outstanding      ($ 7.4148510 per unit)      5,609,305
  298,434  Investors Life equity          ($ 7.4148510 per unit)      2,212,844

Putnam Variable Trust Voyager

  143,967  qualified accumulation units
                         outstanding      ($ 3.8104900 per unit)        548,585
  500,000  Investors Life equity          ($ 3.8104900 per unit)      1,905,245
  187,373  non-qualified accumulation units
                         outstanding      ($ 3.8058460 per unit)        713,113
  500,000  Investors Life equity          ($ 3.8058460 per unit)      1,902,923

Net Assets                                                         $ 36,271,436

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2001
                                   (Audited)

                                             Putnam            Putnam
                                             Variable Trust    Variable Trust
                                             Money Market      Money Market
                                             Qualified         Non-Qualified

Investment Income:
Dividends                                   $     44,612       $     63,667

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                  13,623             19,348

Investment income (loss) - net                    30,989             44,319

Net realized capital gain distributions                0                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      77,984            329,636
Cost of shares sold                               77,984            329,636

Net realized gain (loss) on investments                0                  0

Change in unrealized appreciation
 (depreciation) in value of investments                0                  0

Net realized and unrealized gain
 (loss) on investments                                 0                  0


Net Increase (Decrease) in Net Assets
 from Operations                            $     30,989       $     44,319

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2001
                                   (Audited)


                                             Putnam            Putnam
                                             Variable          Variable
                                             Trust Income      Trust Income
                                             Fund              Fund
                                             (formerly         (formerly
                                             U.S. Govmnt &     U.S. Govmnt &
                                             High Quality      High Quality
                                             Bond)             Bond)
                                             Qualified         Non-Qualified
Investment Income:
Dividends                                   $    113,290       $    327,140

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                  20,297             58,550

Investment income (loss) - net                    92,993            268,590


Net realized capital gain distributions                0                  0

Net realized gain (loss) on investments:
Proceeds from sale of shares                     110,837            471,915
Cost of shares sold                              106,667            452,234

Net realized gain (loss) on investments           4,170              19,681

Change in unrealized appreciation
 (depreciation) in value of investments           5,112               8,362

Net realized and unrealized gain
 (loss) on investments                            9,282              28,043


Net Increase (Decrease) in Net Assets
 from Operations                            $   102,275        $    296,633

The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2001
                                   (Audited)


                                             Putnam            Putnam
                                             Variable          Variable
                                             Trust Growth      Trust Growth
                                             and Income II     and Income II
                                             Qualified*        Non-Qualified*
Investment Income:
Dividends                                   $    266,066       $    144,226

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                 186,969            101,461

Investment income (loss) - net                    79,097             42,765


Net realized capital gain distributions          185,732            100,679

Net realized gain (loss) on investments:
Proceeds from sale of shares                   1,912,030            930,371
Cost of shares sold                            1,594,650            898,089

Net realized gain (loss) on investments          317,380             32,282

Change in unrealized appreciation
 (depreciation) in value of investments       (1,802,077)          (840,987)

Net realized and unrealized gain
 (loss) on investments                        (1,298,965)          (708,026)


Net Increase (Decrease) in Net Assets
 from Operations                            $ (1,219,868)      $   (665,261)

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2001
                                   (Audited)

                                              Putnam           Putnam
                                              Variable Trust   Variable Trust
                                              Voyager          Voyager
                                              Qualified *      Non-Qualified *
Investment Income:
Dividends                                   $     35,885       $    39,796

Expenses:
Mortality risk and expense
 fees guarantees (Notes 1 and 3)                  31,881            34,576

Investment income (loss) - net                     4,004             5,220


Net realized capital gain distributions          593,211            657,866

Net realized gain (loss) on investments:
Proceeds from sale of shares                      62,818            152,368
Cost of shares sold                               38,907            113,410

Net realized gain (loss) on investments           23,911             38,958

Change in unrealized appreciation
 (depreciation) in value of investments       (1,362,268)        (1,516,146)

Net realized and unrealized gain
 (loss) on investments                          (745,146)          (819,322)


Net Increase (Decrease) in Net Assets
 from Operations                            $   (741,142)      $   (814,102)

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

Year Ended December 31, 2001
                                             Putnam            Putnam
                                             Variable Trust    Variable Trust
                                             Money             Money
                                             Market            Market
                                             Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     30,989       $     44,319
Realized capital gain distributions                    0                  0
Net realized gain (loss) on investments                0                  0
Change in appreciation (depreciation)
 in value of investments                               0                  0
Net increase (decrease) in net assets from
 operations                                       30,989             44,319

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                             1,215                  0
Net contract surrenders and
 transfers out (Note 3)                          (58,592)          (209,737)
Benefit payments to annuitants                    (6,984)          (100,553)

Net increase (decrease) from accumulation
 unit transactions                               (64,361)          (310,290)

Net Increase (Decrease) in Net Assets            (33,372)          (265,971)

Net Assets:
Net assets at December 31, 2000                1,142,295          1,832,450

Net assets at December 31, 2001             $  1,108,923       $  1,566,479


Year Ended December 31, 2000
                                             Putnam            Putnam
                                             Variable Trust    Variable Trust
                                             Money             Money
                                             Market            Market
                                             Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                     $     54,131       $     91,428
Realized capital gain distributions                    0                  0
Net realized gain (loss) on investments                0                  0
Change in appreciation (depreciation)
 in value of investments                               0                  0

Net increase (decrease) in net assets
 from operations                                  54,131             91,428

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            72,676             101,992
Net contract surrenders and
 transfers out (Note 3)                         (149,268)           (377,201)
Benefit payments to annuitants                    (8,012)            (49,940)

Net increase (decrease) from accumulation
 unit transactions                               (84,604)           (325,149)

Net Increase (Decrease) in Net Assets            (30,473)           (233,721)

Net Assets:
Net assets at December 31, 1999                1,172,768           2,066,171

Net assets at December 31, 2000             $  1,142,295       $   1,832,450

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

Year Ended December 31, 2001
                                             Putnam Variable   Putnam Variable
                                             Trust Income      Trust Income
                                             Fund (formerly    Fund (formerly
                                             U.S. Govmnt &     U.S. Govmnt &
                                             High Quality      High Quality
                                             Bond)             Bond)
                                             Qualified         Non-Qualified
Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     92,993       $    268,590
Realized capital gain distributions                    0                  0
Net realized gain (loss) on investments            4,170             19,681
Change in appreciation (depreciation)
 in value of investments                           5,112              8,362
Net increase (decrease) in net assets
 from operations                                 102,275            296,633

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                             2,415                  0
Net contract surrenders and
 transfers out (Note 3)                          (70,907)          (327,602)
Benefit payments to annuitants                   (19,743)           (85,763)

Net increase (decrease) from accumulation
 unit transactions                               (88,235)          (413,365)

Net Increase (Decrease) in Net Assets             14,040           (116,732)

Net Assets:
Net assets at December 31, 2000                1,657,787          4,942,082

Net assets at December 31, 2001             $  1,671,827       $  4,825,350

Year Ended December 31, 2000
                                             Putnam Variable   Putnam Variable
                                             Trust U.S.        Trust U.S.
                                             Government        Government
                                             and High          and High
                                             Quality Bond      Quality Bond
                                             Qualified         Non-Qualified

Increase (Decrease) in net assets
from Operations:
Investment income - net                      $    106,371       $    304,735
Realized capital gain distributions                    0                  0
Net realized gain (loss) on investments            6,885               (713)
Change in appreciation (depreciation)
 in value of investments                           3,460             14,024

Net increase (decrease) in net assets
 from operations                                 116,716            318,046

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                             2,441                472
Net contract surrenders and
 transfers out (Note 3)                         (383,691)          (809,957)
Benefit payments to annuitants                   (27,573)           (83,330)

Net increase (decrease) from accumulation
 unit transactions                              (408,823)          (892,815)

Net Increase (Decrease) in Net Assets           (292,107)          (574,769)

Net Assets:
Net assets at December 31, 1999                1,949,894          5,516,851

Net assets at December 31, 2000             $  1,657,787       $  4,942,082

The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

Year Ended December 31, 2001
                                             Putnam Variable   Putnam Variable
                                             Trust Growth      Trust Growth
                                             and Income  II    and Income II
                                             Qualified *       Non-Qualified *

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $     79,097       $     42,765
Realized capital gain distributions              185,732            100,679
Net realized gain (loss) on investments          317,380             32,282
Change in appreciation (depreciation)
 in value of investments                      (1,802,077)          (840,987)
Net increase (decrease) in net assets
 from operations                              (1,219,868)          (665,261)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            90,125            131,298
Net contract surrenders and
 transfers out (Note 3)                       (1,639,021)          (590,487)
Benefit payments to annuitants                   (89,620)          (127,113)

Net increase (decrease) from accumulation
 unit transactions                            (1,638,516)          (586,302)

Net Increase (Decrease) in Net Assets         (2,858,384)        (1,251,563)

Net Assets:
Net assets at December 31, 2000               17,065,226          9,073,712

Net assets at December 31, 2001             $ 14,206,842       $  7,822,149


*Includes shares owned by Investors Life
Year Ended December 31, 2000


                                             Putnam Variable   Putnam Variable
                                             Trust Growth      Trust Growth
                                             and Income  II    and Income II
                                             Qualified *       Non-Qualified *

Increase (Decrease) in net assets
from Operations:
Investment income - net                     $    383,560       $    222,344
Realized capital gain distributions            1,320,449            745,395
Net realized gain (loss) on investments        1,053,449            534,150
Change in appreciation (depreciation)
 in value of investments                      (1,739,392)          (937,144)

Net increase (decrease) in net assets
 from operations                               1,018,066            564,745

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            64,589            334,816
Net contract surrenders and
 transfers out (Note 3)                       (3,021,288)        (2,144,341)
Benefit payments to annuitants                  (100,898)           (79,072)

Net increase (decrease) from accumulation
 unit transactions                            (3,057,597)        (1,888,597)

Net Increase (Decrease) in Net Assets         (2,039,531)        (1,323,852)

Net Assets:
Net assets at December 31, 1999               19,104,757         10,397,564

Net assets at December 31, 2000             $ 17,065,226       $  9,073,712

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                    (Audited)

Year Ended December 31, 2001
                                             Putnam            Putnam
                                             Variable Trust    Variable Trust
                                             Voyager           Voyager
                                             Qualified *       Non-Qualified *

Increase (Decrease) in net assets
from Operations:
Investment income (loss) - net              $      4,004       $      5,220
Realized capital gain distributions              593,211            657,866
Net realized gain (loss) on investments           23,911             38,958
Change in appreciation (depreciation)
 in value of investments                      (1,362,268)        (1,516,146)
Net increase (decrease) in net assets
 from operations                                (741,142)          (814,102)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                             8,143            136,144
Net contract surrenders and
 transfers out (Note 3)                          (26,944)          (116,030)
Benefit payments to annuitants                    (7,880)            (1,145)

Net increase (decrease) from accumulation
 unit transactions                               (26,681)            18,969

Net Increase (Decrease) in Net Assets           (767,823)          (795,133)

Net Assets:
Net assets at December 31, 2000                3,221,653          3,411,169

Net assets at December 31, 2001             $  2,453,830       $  2,616,036


*Includes shares owned by Investors Life
Year Ended December 31, 2000
                                             Putnam            Putnam
                                             Variable Trust    Variable Trust
                                             Voyager           Voyager
                                             Qualified *       Non-Qualified *

Increase (Decrease) in net assets
from Operations:
Investment income - net                     $     74,394       $     71,355
Realized capital gain distributions              410,827            400,597
Net realized gain (loss) on investments          225,251            130,899
Change in appreciation (depreciation)
 in value of investments                      (1,400,128)        (1,313,360)

Net increase (decrease) in net assets
 from operations                                (689,656)          (710,509)

Accumulation Unit Transactions:
Net contract considerations and
 transfers in (Note 3)                            78,504            220,448
Net contract surrenders and
 transfers out (Note 3)                         (341,617)          (152,037)
Benefit payments to annuitants                   (12,109)            (4,813)

Net increase (decrease) from accumulation
 unit transactions                              (275,222)            63,598

Net Increase (Decrease) in Net Assets           (964,878)          (646,911)

Net Assets:
Net assets at December 31, 1999                4,186,531          4,058,080

Net assets at December 31, 2000             $  3,221,653       $  3,411,169

The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of the CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (see Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at December 31, 2001; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date;
(c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 2001, were $104,028 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 2001, the total of all transfers was $265,312. Contract surrender benefits amounted to $2,774,008. Annuity benefits amounted to $438,801. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

For the Year Ended December 31, 2001

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2001, and units outstanding at December 31, 2001 were as follows:

                                            Putnam              Putnam
                                            Variable Trust      Variable Trust
                                            Money               Money
                                            Market              Market
                                            Qualified           Non-Qualified

Units outstanding at December 31, 2000           470,961            760,957

Units purchased and transfers in                     492                  0

Benefits, surrenders and transfers out           (26,531)          (127,815)

Units outstanding at December 31, 2001           444,922            633,142

                                            Putnam Variable      Putnam Variable
                                            Trust Income         Trust Income
                                            Fund (formerly       Fund (formerly
                                            U.S. Govmnt &        U.S. Govmnt &
                                            High Quality         High Quality
                                            Bond)                Bond)
                                            Qualified            Non-Qualified

Units outstanding at December 31, 2000           440,487          1,328,230

Units purchased and transfers in                     617                  0

Benefits, surrenders and transfers out           (23,003)          (107,518)

Units outstanding at December 31, 2001           418,101          1,220,712

                                            Putnam               Putnam
                                            Variable             Variable
                                            Trust Growth         Trust Growth
                                            and Income II        and Income II
                                            Qualified*           Non-Qualified*

Units outstanding at December 31, 2000         1,833,941          1,136,128

Units purchased and transfers in                  10,116             17,552

Benefits, surrenders and transfers out          (198,241)           (98,750)

Units outstanding at December 31, 2001         1,645,816          1,054,930
*Includes shares owned by Investors Life

                                            Putnam               Putnam
                                            Variable Trust       Variable Trust
                                            Voyager              Voyager
                                            Qualified *          Non-Qualified *

Units outstanding at December 31, 2000           650,099            689,159

Units purchased and transfers in                   1,957             27,347

Benefits, surrenders and transfers out            (8,089)           (29,133)

Units outstanding at December 31, 2001           643,967            687,373
*Includes shares owned by Investors Life

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 2001, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                     Accumulation    Aggregate
                                                        Units          Value

Putnam Variable Trust Money Market, Qualified            33,624     $  83,804
Putnam Variable Trust Money Market,
                         Non-Qualified                  203,549     $ 503,608
Putnam Variable Trust Growth and Income II, Qualified 105,162 $ 907,768 Putnam Variable Trust Growth and Income II,
                         Non-Qualified                   83,041     $ 615,733
Putnam Variable Trust Income Fund, Qualified             62,232     $ 248,842
Putnam Variable Trust Income Fund,
                         Non-Qualified                  197,880     $ 782,199
Putnam Variable Trust Voyager, Qualified                 24,211     $  92,256
Putnam Variable Trust Voyager,
                         Non-Qualified                    1,215     $   4,624


                                                        Monthly       Annuity
                                                     Annuity Units   Unit Value
Putnam Variable Trust Money Market, Qualified             825       $ 0.7645437
Putnam Variable Trust Money Market,
                         Non-Qualified                  8,751       $ 0.7647800
Putnam Variable Trust Growth and Income II, Qualified   5,281       $ 1.6346902
Putnam Variable Trust Growth and Income II,
                         Non-Qualified                  4,805       $ 1.7563109
Putnam Variable Trust Income Fund, Qualified            1,517       $ 1.3116713
Putnam Variable Trust Income Fund,
                         Non-Qualified                  8,919       $ 1.3095540
Putnam Variable Trust Voyager, Qualified                  462       $ 0.8993150
Putnam Variable Trust Voyager,
                         Non-Qualified                    134       $ 0.5578392

Note 7. Expense Ratios and Net Investment Income Ratios
Year Ended December 31, 2001

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the year ended December 31, 2001 were as follows:

Putnam Variable Trust
Money Market Fund
Qualified                 Net Assets          Expenses as a   Investment
                                      Unit    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01    444,922   $ 2.4923990    $ 1,109    1.20%          3.93%      2.73%
12/31/00    470,961   $ 2.4254570    $ 1,142    1.20%          5.92%      4.72%
12/31/99    506,682   $ 2.3146040    $ 1,173    1.20%          4.67%      3.47%
12/31/98    593,464   $ 2.2336077    $ 1,326    1.20%          5.17%      3.97%
12/31/97    684,786   $ 2.1482813    $ 1,471    1.20%          5.12%      3.92%

Putnam Variable Trust
Money Market Fund
Non-Qualified             Net Assets          Expenses as a   Investment
                      Unit                    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01    633,142   $2.4741350     $ 1,566    1.20%          3.95%      2.75%
12/31/00    760,957   $2.4080840     $ 1,832    1.20%          5.90%      4.70%
12/31/99    899,105   $2.2980310     $ 2,066    1.20%          4.74%      3.54%
12/31/98    968,809   $2.2177178     $ 2,149    1.20%          5.11%      3.91%
12/31/97  1,065,062   $2.1331583     $ 2,272    1.20%          5.12%      3.92%

Putnam Variable Trust Income (formerly
Us Govt and High Quality Bond)
Qualified                 Net Assets          Expenses as a   Investment
                                      Unit    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01    418,101   $3.9986200     $ 1,672    1.20%          6.70%      6.05%
12/31/00    440,487   $3.7635330     $ 1,658    1.20%          7.02%      6.39%
12/31/99    552,955   $3.5263160     $ 1,950    1.20%          7.18%     -3.49%
12/31/98    772,236   $3.6429178     $ 2,813    1.20%          5.54%      6.76%
12/31/97    920,186   $3.4065902     $ 3,135    1.20%          7.02%      7.02%

Putnam Variable Trust Income (formerly
Us Govt and High Quality Bond)
Non-Qualified             Net Assets          Expenses as a   Investment
                      Unit                    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01  1,220,712   $3.9528980     $ 4,825    1.20%          6.70%      6.08%
12/31/00  1,328,230   $3.7208030     $ 4,942    1.20%          7.19%      6.26%
12/31/99  1,582,528   $3.4861000     $ 5,517    1.20%          6.56%     -3.31%
12/31/98  1,781,007   $3.6007904     $ 6,413    1.20%          5.59%      6.77%
12/31/97  1,981,587   $3.3656038     $ 6,669    1.20%          6.72%      7.01%

Putnam Variable Trust
Growth and Income II
Qualified                 Net Assets          Expenses as a   Investment
                                      Unit    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01  1,645,816   $8.6320960     $14,207    1.20%          1.71%     -7.83%
12/31/00  1,833,941   $9.3052210     $17,065    1.20%          3.45%      5.98%
12/31/99  2,193,483   $8.7097810     $19,105    1.20%          2.53%      0.99%
12/31/98  2,497,011   $8.6751509     $21,662    1.20%          3.89%     13.20%
12/31/97  2,818,975   $7.6183179     $21,476    1.20%          2.87%     20.58%

Putnam Variable Trust
Growth and Income II
Non-Qualified             Net Assets          Expenses as a   Investment
                      Unit                    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01  1,054,930   $7.4148510     $ 7,822    1.20%          1.71%     -7.87%
12/31/00  1,136,128   $7.9865230     $ 9,074    1.20%          3.64%      6.19%
12/31/99  1,390,750   $7.4762280     $10,398    1.20%          2.50%      0.83%
12/31/98  1,557,788   $7.4431478     $11,595    1.20%          3.98%     13.41%
12/31/97  1,753,068   $6.5265312     $11,441    1.20%          2.88%     20.57%

Putnam Variable Trust
Voyager
Qualified                 Net Assets          Expenses as a   Investment
                                      Unit    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01    643,967   $3.8104900     $ 2,454    1.20%          1.35%    -27.90%
12/31/00    650,099   $4.9556340     $ 3,222    1.20%          3.05%    -17.20%
12/31/99    698,305   $5.9952760     $ 4,187    1.20%          0.10%     50.15%
12/31/98    714,343   $3.8345659     $ 2,739    1.20%          0.24%     20.78%
12/31/97    738,882   $3.1215093     $ 2,306    1.20%          0.31%     22.91%

Putnam Variable Trust
Voyager
Non-Qualified             Net Assets          Expenses as a   Investment
                      Unit                    % of Average    Income     Total
          Units       Value          (000s)   Net Assets      Ratio      Return
12/31/01   687,373      $3.8058460   $ 2,616    1.20%          1.38%    -28.25%
12/31/00   689,159      $4.9497560   $ 3,411    1.20%          2.98%    -17.72%
12/31/99   677,689      $5.9881160   $ 4,058    1.20%          0.10%     49.97%
12/31/98   679,382      $3.8298664   $ 2,602    1.20%          0.24%     22.39%
12/31/97   653,214      $3.1160148   $ 2,035    1.20%          0.30%     22.79%